Loans to Customers, net - Finance Lease Contracts (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Scheduled cash flows to be received from finance leasing contracts
Total receivable	$ 1,555,375	$ 1,525,021
Unearned income	(177,857)	(179,928)
Net investment in finance lease	1,377,518	1,345,093
Total over due portfolio	$ 3,998	6,019
Minimum
Scheduled cash flows to be received from finance leasing contracts
Average life (in years)	2 years
Maximum
Scheduled cash flows to be received from finance leasing contracts
Average life (in years)	14 years
Due within 1 year
Scheduled cash flows to be received from finance leasing contracts
Total receivable	$ 461,354	463,296
Unearned income	(54,216)	(54,347)
Net investment in finance lease	407,138	408,949
2 years
Scheduled cash flows to be received from finance leasing contracts
Total receivable	338,305	325,230
Unearned income	(39,946)	(40,166)
Net investment in finance lease	298,359	285,064
Due after 2 years but within 3 years
Scheduled cash flows to be received from finance leasing contracts
Total receivable	230,920	223,796
Unearned income	(26,136)	(26,156)
Net investment in finance lease	204,784	197,640
Due after 3 years but within 4 years
Scheduled cash flows to be received from finance leasing contracts
Total receivable	146,921	147,047
Unearned income	(17,680)	(18,162)
Net investment in finance lease	129,241	128,885
Due after 4 years but within 5 years
Scheduled cash flows to be received from finance leasing contracts
Total receivable	99,268	99,992
Unearned income	(12,564)	(12,698)
Net investment in finance lease	86,704	87,294
Due after 5 years
Scheduled cash flows to be received from finance leasing contracts
Total receivable	278,607	265,660
Unearned income	(27,315)	(28,399)
Net investment in finance lease	$ 251,292	$ 237,261